Debt - Convertible Debt (Details) - 1.75% senior notes due in 2026 - Senior notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Conversion [Line Items]
Contractual interest expense	$ 8,750	$ 5,906
Amortization of issuance costs	2,695	1,777
Total Convertible Notes interest expense	$ 11,445	$ 7,683